Operating Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Maturity
The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of September 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019 (1)	34,703
2020	53,497
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	147,405

(1) For the three months ending December 31, 2019.

Operating Lease, Lease Income
The components of operating lease income were as follows:

Nine months ended September 30, 2019
(in thousands of $)
Operating lease income	59,961
Variable lease income (1)	6,539
Total operating lease income	66,500
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Lease, Cost
The components of operating lease cost were as follows:

(in thousands of $)	Nine months ended September 30, 2019
Operating lease cost (1)	4,173
Variable lease cost (2)	1,990
Total operating lease cost	6,163

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Lessee, Operating Lease, Liability, Maturity
The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	1,093
2020	3,348
2021	2,190
2022	1,179
2023	475
Thereafter	2,383
Total operating lease liabilities on September 30, 2019	10,668
(1) For the three months ending December 31, 2019.